Leases - Chartered in and office space (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2014	$ 82,553
2015	64,279
2016	58,720
2017	56,768
2018	54,795
2019 and thereafter	133,267
Total	450,382
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2014	184
2015	5,697
2016	12,842
2017	14,910
2018	14,910
2019 and thereafter	98,815
Total	147,358
Office Space
Operating Leased Assets [Line Items]
2014	3,135
2015	3,032
2016	2,667
2017	2,505
2018	1,736
2019 and thereafter	984
Total	$ 14,059